Debt (Narrative) (Details) € in Thousands, £ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 15, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Feb. 15, 2018 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2007 USD ($)
Notes And Debentures [Member]
Debt Instrument [Line Items]
Debt instrument - redemption amount		$ 12,339
Weighted avg. coupon of our debt issuances during period		4.40%		4.20%
Notes And Debentures [Member] | Time Warner Inc. [Member]
Debt Instrument [Line Items]
Debt instruments - maturity date		Apr. 22, 2018
Debt instrument - principal amount		$ 30,154
Debt Instrument - redemption amount, percentage		101.00%
Debt Issued in Foreign Markets [Member]
Debt Instrument [Line Items]
Debt instrument - principal amount		$ 37,621		$ 24,292
Debt Issued in Foreign Markets [Member] | Time Warner Inc. [Member] | Scenario, Forecast [Member]
Debt Instrument [Line Items]
Debt Instrument - offering date	Feb. 15, 2018
Debt instrument - issuance date	Feb. 27, 2018
Debt instrument - principal amount	€ 5,250,000		£ 1,000,000
Debt Issued in Foreign Markets [Member] | Time Warner Inc. [Member] | Scenario, Forecast [Member] | Minimum [Member]
Debt Instrument [Line Items]
Weighted avg. coupon of our debt issuances during period	1.05%		1.05%
Debt Issued in Foreign Markets [Member] | Time Warner Inc. [Member] | Scenario, Forecast [Member] | Maximum [Member]
Debt Instrument [Line Items]
Weighted avg. coupon of our debt issuances during period	3.55%		3.55%
Annual Put Reset Securities [Member]
Debt Instrument [Line Items]
Debt instruments - maturity date		Apr. 30, 2021
Debt instrument - principal amount		$ 1,000
Zero Coupon [Member]
Debt Instrument [Line Items]
Debt instruments - maturity date		May 31, 2022
Debt instrument - principal amount					$ 500
Debt instrument - redemption amount		$ 592